INVESTMENTS - Business Combination - Baguari (Details) - BRL (R$) R$ in Thousands			3 Months Ended
	Oct. 06, 2023	Jan. 01, 2023	Dec. 31, 2023	Nov. 30, 2023	Nov. 22, 2023
Baguari Energia
Business combinations
Deferred tax in concession assets	R$ 799,187
Deferred tax liabilities	R$ 202,779
Control of acquired, percentage	85.00%
Percentage of ownership interest held prior to acquisition	15.00%
Cash transferred	R$ 875,204
Premium
Fair value of liquid assets acquired by the Company	1,029,638
Consideration transferred	875,204
(c) Fair value of shareholding maintained before combination of businesses	154,434
(d) = (b) + (c)	1,029,638
Remeasurement of shareholding previously held	74,135
Increase in revenue		R$ 129,854
Increase in profit		R$ 29,534
Revenue since acquisition date			R$ 47,210
Profit/Loss since acquisition date			R$ 12,568
Total adjustment in net assets	R$ 596,408
Retiro Baixo
Business combinations
Deferred tax in concession assets					R$ 120,486
Deferred tax liabilities					30,571
Premium
Fair value of liquid assets acquired by the Company				R$ 435,893
Total adjustment in net assets					R$ 89,915
Furnas | UHE Baguari Consortium
Business combinations
Percentage of shares in associates	15.00%
Furnas | Baguari Energia
Business combinations
Percentage of equity interest /Percentage of participation	100.00%
Furnas | Baguari I
Business combinations
Proportion of indirect ownership interest in subsidiary	100.00%
Furnas | UHE Baguari Consortium
Business combinations
Proportion of indirect ownership interest in subsidiary	100.00%